UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for Wells Fargo Utilities and High Income Fund.

Date of reporting period: November 30, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 64.66%

Consumer Discretionary : 4.72%

Media : 4.72%
Antena 3 de Television SA	525,000	$6,030,101

Energy : 0.01%

Oil, Gas & Consumable Fuels : 0.01%
SilverBow Resources Incorporated †	725	16,414

Telecommunication Services : 4.35%

Diversified Telecommunication Services : 1.65%
Verizon Communications Incorporated	41,291	2,101,299

Wireless Telecommunication Services : 2.70%
Shenandoah Telecommunications Company	90,000	3,451,500

Utilities : 55.58%

Electric Utilities : 46.99%
Alliant Energy Corporation	8,000	360,880
American Electric Power Company Incorporated	120,000	9,315,600
Edison International	60,000	4,876,200
Entergy Corporation	1,000	86,480
Eversource Energy	80,000	5,188,000
Exelon Corporation	116,001	4,838,402
FirstEnergy Corporation	200,000	6,828,000
Great Plains Energy Incorporated	100,000	3,431,000
IDACORP Incorporated	25,000	2,470,250
NextEra Energy Incorporated	35,000	5,531,400
PG&E Corporation	75,000	4,068,000
PNM Resources Incorporated	175,000	7,962,500
Red Electrica Corporacion SA	200,000	4,517,697
Spark Energy Incorporated Class A	44,138	551,725
		60,026,134

Gas Utilities : 0.04%
Chesapeake Utilities Corporation	300	25,665
New Jersey Resources Corporation	400	17,840
South Jersey Industries Incorporated	400	13,544
		57,049

Multi-Utilities : 8.55%
CenterPoint Energy Incorporated	50,000	1,500,500
Dominion Resources Incorporated	300	25,239
Hera SpA	900,000	3,236,327
MDU Resources Group Incorporated	500	13,975
Public Service Enterprise Group Incorporated	50,000	2,653,000
SCANA Corporation	25,000	1,079,250
Sempra Energy	19,900	2,407,701
		10,915,992

Total Common Stocks (Cost $58,335,098)		82,598,489

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 27.88%

Consumer Discretionary : 6.23%

Auto Components : 0.62%
Allison Transmission Incorporated 144A	4.75%	10-1-2027	$75,000	$75,656
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	416,620
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	293,623
				785,899

Distributors : 0.12%
LKQ Corporation	4.75	5-15-2023	125,000	127,938
Spectrum Brands Incorporated	6.63	11-15-2022	25,000	25,938
				153,876

Diversified Consumer Services : 0.47%
Service Corporation International	7.50	4-1-2027	400,000	475,000
Service Corporation International	7.63	10-1-2018	25,000	26,031
Service Corporation International	8.00	11-15-2021	85,000	98,813
				599,844

Hotels, Restaurants & Leisure : 0.48%
Brinker International Incorporated 144A	5.00	10-1-2024	50,000	50,125
CCM Merger Incorporated 144A	6.00	3-15-2022	425,000	436,688
Pinnacle Entertainment Incorporated	5.63	5-1-2024	25,000	25,938
Speedway Motorsports Incorporated	5.13	2-1-2023	100,000	103,250
				616,001

Media : 3.12%
Altice US Finance I Corporation 144A	5.38	7-15-2023	200,000	203,500
Altice US Finance I Corporation 144A	5.50	5-15-2026	100,000	101,250
CBS Radio Incorporated 144A	7.25	11-1-2024	5,000	5,263
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	24,375
CCO Holdings LLC	5.13	2-15-2023	100,000	102,500
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	139,725
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	49,531
CCO Holdings LLC	5.25	9-30-2022	90,000	92,475
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	343,794
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,100
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	285,313
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	130,938
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	100,000	106,500
CSC Holdings LLC	7.88	2-15-2018	75,000	75,563
CSC Holdings LLC	8.63	2-15-2019	125,000	132,188
E.W. Scripps Company 144A	5.13	5-15-2025	275,000	274,313
EMI Music Publishing Group 144A	7.63	6-15-2024	150,000	165,750
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	99,625
Gray Television Incorporated 144A	5.88	7-15-2026	325,000	329,875
Lamar Media Corporation	5.38	1-15-2024	50,000	52,500
Lamar Media Corporation	5.88	2-1-2022	75,000	76,781
Lin Television Corporation	5.88	11-15-2022	25,000	26,031
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	103,000
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	25,000	25,875
National CineMedia LLC	6.00	4-15-2022	300,000	303,750
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	75,000	76,688
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	150,000	155,250
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	77,201
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,422
Outfront Media Capital Corporation	5.63	2-15-2024	29,000	30,450
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	68,575

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Salem Media Group Incorporated 144A	6.75%	6-1-2024	$300,000	$301,875
				3,980,976

Specialty Retail : 1.30%
Asbury Automotive Group Incorporated	6.00	12-15-2024	350,000	364,875
Group 1 Automotive Incorporated	5.00	6-1-2022	125,000	128,906
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	95,000	98,325
Lithia Motors Incorporated 144A	5.25	8-1-2025	350,000	367,500
Penske Auto Group Incorporated	3.75	8-15-2020	50,000	50,813
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	304,500
Penske Auto Group Incorporated	5.75	10-1-2022	99,000	101,970
Sonic Automotive Incorporated	5.00	5-15-2023	145,000	140,650
Sonic Automotive Incorporated	6.13	3-15-2027	100,000	100,500
				1,658,039

Textiles, Apparel & Luxury Goods : 0.12%
Wolverine World Wide Company 144A	5.00	9-1-2026	160,000	158,400

Consumer Staples : 0.36%

Beverages : 0.08%
Cott Beverages Incorporated	5.38	7-1-2022	50,000	52,000
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	51,525
				103,525

Food Products : 0.24%
B&G Foods Incorporated	4.63	6-1-2021	30,000	30,459
B&G Foods Incorporated	5.25	4-1-2025	75,000	76,680
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,413
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	110,000	115,445
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	25,000	26,188
Prestige Brands Incorporated 144A	6.38	3-1-2024	10,000	10,425
US Foods Incorporated 144A	5.88	6-15-2024	30,000	31,500
				306,110

Household Products : 0.04%
Central Garden & Pet Company	6.13	11-15-2023	20,000	21,250
Spectrum Brands Incorporated	5.75	7-15-2025	25,000	26,250
				47,500

Energy : 7.21%

Energy Equipment & Services : 2.08%
Bristow Group Incorporated	6.25	10-15-2022	325,000	261,430
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	75,000	54,750
Era Group Incorporated	7.75	12-15-2022	215,000	206,938
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	150,375
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	180,303
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	350,000	263,375
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	80,625
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	155,100
NGPL PipeCo LLC 144A	4.38	8-15-2022	25,000	25,625
NGPL PipeCo LLC 144A	4.88	8-15-2027	50,000	51,909
NGPL PipeCo LLC 144A	7.77	12-15-2037	650,000	802,715

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
PHI Incorporated	5.25%	3-15-2019	$430,000	$425,700
				2,658,845

Oil, Gas & Consumable Fuels : 5.13%
Andeavor Logistics LP	5.25	1-15-2025	50,000	52,750
Archrock Partners LP	6.00	10-1-2022	75,000	74,813
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	75,000	81,375
Cheniere Energy Incorporated 144A	5.25	10-1-2025	400,000	410,500
Continental Resources Incorporated	3.80	6-1-2024	100,000	98,500
Continental Resources Incorporated	5.00	9-15-2022	25,000	25,469
DCP Midstream Operating Company	2.70	4-1-2019	75,000	74,531
Denbury Resources Incorporated	4.63	7-15-2023	150,000	90,750
Denbury Resources Incorporated	6.38	8-15-2021	285,000	205,200
Enable Midstream Partner LP	2.40	5-15-2019	275,000	273,465
Enable Midstream Partner LP	3.90	5-15-2024	150,000	150,511
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	52,870
EnLink Midstream LLC	4.15	6-1-2025	225,000	226,556
EnLink Midstream LLC	4.40	4-1-2024	300,000	308,869
Exterran Partners LP	6.00	4-1-2021	300,000	298,500
Gulfport Energy Corporation	6.00	10-15-2024	75,000	75,281
Gulfport Energy Corporation	6.63	5-1-2023	150,000	153,375
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	49,382
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	105,908
Matador Resources Company	6.88	4-15-2023	25,000	26,375
Murphy Oil Corporation	4.70	12-1-2022	175,000	175,219
Murphy Oil Corporation	5.75	8-15-2025	15,000	15,488
Murphy Oil Corporation	6.88	8-15-2024	50,000	53,813
Nabors Industries Limited	0.75	1-15-2024	125,000	92,813
Overseas Shipholding Group Incorporated	8.13	3-30-2018	175,000	178,500
PDC Energy Incorporated	6.13	9-15-2024	50,000	52,219
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	325,000	340,438
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	250,000	281,563
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	64,075
Rose Rock Midstream LP	5.63	7-15-2022	100,000	99,250
Rose Rock Midstream LP	5.63	11-15-2023	75,000	72,938
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	134,303
Sabine Pass Liquefaction LLC	5.63	4-15-2023	165,000	181,549
Sabine Pass Liquefaction LLC	5.63	3-1-2025	50,000	55,021
Sabine Pass Liquefaction LLC	5.75	5-15-2024	75,000	83,197
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	223,459
SemGroup Corporation 144A	6.38	3-15-2025	275,000	272,938
SemGroup Corporation 144A	7.25	3-15-2026	150,000	153,375
Southern Star Central Corporation 144A	5.13	7-15-2022	75,000	77,719
Southwestern Energy Company	4.10	3-15-2022	75,000	73,688
Southwestern Energy Company	7.50	4-1-2026	50,000	53,688
Southwestern Energy Company	7.75	10-1-2027	50,000	53,500
Summit Midstream Holdings LLC	5.75	4-15-2025	25,000	25,063
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	600,000	622,500
Tesoro Logistics LP	6.13	10-15-2021	25,000	25,766
Tesoro Logistics LP	6.38	5-1-2024	25,000	27,225
Ultra Resources Incorporated 144A	6.88	4-15-2022	50,000	50,475
Ultra Resources Incorporated 144A	7.13	4-15-2025	150,000	150,000
Western Gas Partners LP	5.38	6-1-2021	25,000	26,593
				6,551,355

Financials : 2.63%

Consumer Finance : 1.16%
Ally Financial Incorporated	8.00	12-31-2018	75,000	78,938
Ally Financial Incorporated	8.00	3-15-2020	203,000	226,345
FirstCash Incorporated 144A	5.38	6-1-2024	100,000	104,000
Navient Corporation	8.00	3-25-2020	175,000	190,750

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Navient Corporation	8.45%	6-15-2018	$125,000	$128,875
OneMain Financial Group LLC 144A	7.25	12-15-2021	300,000	311,460
Springleaf Finance Corporation	6.00	6-1-2020	100,000	104,625
Springleaf Finance Corporation	6.90	12-15-2017	243,000	243,097
Springleaf Finance Corporation	7.75	10-1-2021	25,000	27,688
Springleaf Finance Corporation	8.25	10-1-2023	65,000	71,825
				1,487,603

Diversified Financial Services : 0.89%
Infinity Acquisition LLC 144A	7.25	8-1-2022	75,000	75,000
Ladder Capital Securities LLC 144A	5.25	10-1-2025	25,000	24,938
LPL Holdings Incorporated 144A	5.75	9-15-2025	775,000	797,281
NewStar Financial Incorporated	7.25	5-1-2020	155,000	160,813
Tempo Acquisition LLC 144A	6.75	6-1-2025	75,000	75,469
				1,133,501

Insurance : 0.58%
Acrisure LLC 144A	7.00	11-15-2025	75,000	73,969
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	175,000	175,219
Hub International Limited 144A	7.88	10-1-2021	325,000	338,000
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	150,000	151,875
				739,063

Health Care : 2.50%

Health Care Equipment & Supplies : 0.59%
Community Health Systems Incorporated	5.13	8-1-2021	125,000	116,875
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	50,000	50,875
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	26,188
Hologic Incorporated 144A	4.38	10-15-2025	50,000	51,125
Hologic Incorporated 144A	5.25	7-15-2022	90,000	93,938
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	200,000	209,480
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	50,000	45,500
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	150,000	151,125
				745,106

Health Care Providers & Services : 1.58%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	20,650
Community Health Systems Incorporated	6.25	3-31-2023	75,000	70,125
HCA Incorporated	5.88	3-15-2022	25,000	27,094
HCA Incorporated	6.50	2-15-2020	325,000	348,969
HealthSouth Corporation	5.75	9-15-2025	75,000	77,813
Mednax Incorporated 144A	5.25	12-1-2023	50,000	51,250
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	250,000	268,438
MPT Operating Partnership LP	5.00	10-15-2027	100,000	104,250
MPT Operating Partnership LP	5.25	8-1-2026	100,000	105,250
MPT Operating Partnership LP	6.38	3-1-2024	10,000	10,800
Polaris Intermediate Corporation 144A	8.50	12-1-2022	50,000	52,020
Select Medical Corporation	6.38	6-1-2021	315,000	323,269
Tenet Healthcare Corporation 144A	4.63	7-15-2024	118,000	116,230
Tenet Healthcare Corporation	6.00	10-1-2020	75,000	79,031
Vizient Incorporated 144A	10.38	3-1-2024	325,000	367,250
				2,022,439

Health Care Technology : 0.26%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	250,000	253,125

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Technology (continued)
Quintiles IMS Holdings Incorporated 144A	4.88%	5-15-2023	$75,000	$77,625
				330,750

Pharmaceuticals : 0.07%
Endo Finance LLC 144A	5.38	1-15-2023	50,000	39,000
Endo Finance LLC 144A	5.75	1-15-2022	65,000	53,625
				92,625

Industrials : 1.29%

Aerospace & Defense : 0.02%
RBS Global Incorporated & Rexnord LLC 144A%%	4.88	12-15-2025	25,000	25,000

Airlines : 0.09%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	111,731

Commercial Services & Supplies : 1.14%
Acco Brands Corporation 144A	5.25	12-15-2024	25,000	26,031
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	250,000	258,125
Aramark Services Incorporated	5.13	1-15-2024	60,000	63,300
Covanta Holding Corporation	5.88	3-1-2024	185,000	186,850
Covanta Holding Corporation	5.88	7-1-2025	75,000	75,000
Covanta Holding Corporation	6.38	10-1-2022	195,000	199,875
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	568,563
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	50,000	50,875
Wrangler Buyer Corporation 144A	6.00	10-1-2025	25,000	25,375
				1,453,994

Professional Services : 0.01%
Ascent Capital Group Incorporated	4.00	7-15-2020	25,000	19,688

Trading Companies & Distributors : 0.03%
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	36,266

Information Technology : 2.90%

Communications Equipment : 0.06%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	80,250

Electronic Equipment, Instruments & Components : 0.53%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	628,711
Zebra Technologies Corporation	7.25	10-15-2022	46,000	48,507
				677,218

Internet Software & Services : 0.41%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	76,875
Infor U.S. Incorporated	6.50	5-15-2022	50,000	51,500
Zayo Group LLC 144A	5.75	1-15-2027	125,000	128,750
Zayo Group LLC	6.38	5-15-2025	250,000	264,375
				521,500

IT Services : 0.71%
Cardtronics Incorporated	5.13	8-1-2022	125,000	121,875
Cardtronics Incorporated 144A	5.50	5-1-2025	150,000	137,625
First Data Corporation 144A	5.00	1-15-2024	125,000	129,375
First Data Corporation 144A	5.38	8-15-2023	25,000	25,938
First Data Corporation 144A	5.75	1-15-2024	95,000	98,563
First Data Corporation 144A	7.00	12-1-2023	150,000	158,719

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Gartner Incorporated 144A	5.13%	4-1-2025	$225,000	$235,125
				907,220

Semiconductors & Semiconductor Equipment : 0.08%
Micron Technology Incorporated 144A	5.25	1-15-2024	75,000	78,188
Micron Technology Incorporated	5.50	2-1-2025	29,000	30,604
				108,792

Software : 0.12%
CDK Global Incorporated 144A	4.88	6-1-2027	20,000	20,600
CDK Global Incorporated	5.00	10-15-2024	50,000	52,246
SS&C Technologies Incorporated	5.88	7-15-2023	50,000	52,875
Symantec Corporation 144A	5.00	4-15-2025	25,000	26,188
				151,909

Technology Hardware, Storage & Peripherals : 0.99%
Dell International LLC 144A	5.88	6-15-2021	250,000	260,001
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	425,000	461,137
NCR Corporation	5.88	12-15-2021	15,000	15,419
NCR Corporation	6.38	12-15-2023	500,000	526,875
				1,263,432

Materials : 0.88%

Chemicals : 0.04%
Celanese U.S. Holdings LLC	5.88	6-15-2021	20,000	21,970
Valvoline Incorporated 144A	5.50	7-15-2024	25,000	26,563
				48,533

Containers & Packaging : 0.84%
Ball Corporation	5.25	7-1-2025	15,000	16,425
Berry Plastics Corporation	5.13	7-15-2023	50,000	52,375
Berry Plastics Corporation	6.00	10-15-2022	65,000	68,575
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	155,000	182,900
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	54,625
Owens-Illinois Incorporated 144A	5.38	1-15-2025	50,000	53,125
Owens-Illinois Incorporated 144A	6.38	8-15-2025	375,000	422,813
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	107,250
Silgan Holdings Incorporated	5.00	4-1-2020	14,000	14,070
Silgan Holdings Incorporated	5.50	2-1-2022	100,000	102,500
				1,074,658

Real Estate : 1.41%

Equity REITs : 1.41%
CoreCivic Incorporated	4.63	5-1-2023	35,000	35,700
CoreCivic Incorporated	5.00	10-15-2022	100,000	104,500
Equinix Incorporated	5.75	1-1-2025	50,000	53,438
Equinix Incorporated	5.88	1-15-2026	100,000	108,500
ESH Hospitality Incorporated 144A	5.25	5-1-2025	325,000	330,688
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	128,378
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	104,750
Iron Mountain Incorporated	6.00	8-15-2023	267,000	279,763
MGM Growth Properties LLC 144A	4.50	1-15-2028	50,000	49,688
Sabra Health Care REIT Incorporated	5.38	6-1-2023	75,000	77,438
Sabra Health Care REIT Incorporated	5.50	2-1-2021	130,000	134,063

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
The Geo Group Incorporated	5.13%	4-1-2023	$50,000	$50,250
The Geo Group Incorporated	5.88	1-15-2022	135,000	139,219
The Geo Group Incorporated	5.88	10-15-2024	125,000	129,375
The Geo Group Incorporated	6.00	4-15-2026	75,000	77,813
				1,803,563

Telecommunication Services : 1.13%

Diversified Telecommunication Services : 0.51%
GCI Incorporated	6.75	6-1-2021	125,000	127,188
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	75,000
Level 3 Financing Incorporated	5.25	3-15-2026	50,000	49,031
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	126,719
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,125
Level 3 Financing Incorporated	5.38	5-1-2025	75,000	75,210
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	65,731
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	81,400
				650,404

Wireless Telecommunication Services : 0.62%
SBA Communications Corporation	4.88	7-15-2022	75,000	77,625
Sprint Capital Corporation	6.88	11-15-2028	225,000	230,906
Sprint Capital Corporation	8.75	3-15-2032	25,000	28,867
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	26,406
T-Mobile USA Incorporated	4.00	4-15-2022	50,000	51,375
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	26,125
T-Mobile USA Incorporated	5.38	4-15-2027	25,000	26,750
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	26,229
T-Mobile USA Incorporated	6.13	1-15-2022	25,000	25,875
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	155,650
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,306
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	36,607
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	78,750
				796,471

Utilities : 1.34%

Electric Utilities : 0.02%
NextEra Energy Incorporated 144A	4.25	9-15-2024	25,000	25,313

Gas Utilities : 0.06%
AmeriGas Partners LP	5.75	5-20-2027	75,000	75,750

Independent Power & Renewable Electricity Producers : 1.26%
NSG Holdings LLC 144A	7.75	12-15-2025	379,650	415,717
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	525,000	555,188
TerraForm Power Operating LLC 144A%%	4.25	1-31-2023	25,000	25,063
TerraForm Power Operating LLC 144A	6.38	2-1-2023	425,000	447,950
TerraForm Power Operating LLC 144A	6.63	6-15-2025	150,000	164,438
				1,608,356

Total Corporate Bonds and Notes (Cost $34,255,333)				35,611,505

Loans : 1.38%

Consumer Discretionary : 0.58%

Auto Components : 0.12%
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.02	4-15-2021	157,058	158,065

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 0.46%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.10%	8-8-2021	$52,627	$52,812
Montreign Operating Company LLC (1 Month LIBOR +8.25%) ±‡	9.60	12-7-2022	525,000	529,594
				582,406

Energy : 0.13%

Energy Equipment & Services : 0.03%
Panda Hummel Station (1 Month LIBOR +6.00%) ±‡	7.35	10-27-2022	42,991	40,196

Oil, Gas & Consumable Fuels : 0.10%
Chesapeake Energy Corporation (3 Month LIBOR +7.50%) ±	8.95	8-23-2021	50,000	53,188
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±	4.41	4-12-2024	75,000	74,813
				128,001

Financials : 0.10%
Diversified Financial Services : 0.10%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	8.88	4-30-2023	125,000	125,313

Health Care : 0.09%

Health Care Providers & Services : 0.01%
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±	7.85	10-21-2024	16,833	17,001

Health Care Technology : 0.08%
Emerald Bidco Incorporated (1 Month LIBOR +3.00%) ±<	0.00	10-23-2023	100,000	100,583

Industrials : 0.09%

Commercial Services & Supplies : 0.09%
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) ±	7.88	7-25-2022	91,664	80,092
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±	4.60	5-14-2022	24,955	25,048
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±	4.60	5-14-2022	4,370	4,387
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +7.00%) ±‡	8.35	5-12-2023	1,490	1,476
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +7.00%) ±‡	8.35	5-14-2023	8,510	8,424
				119,427

Information Technology : 0.30%

Internet Software & Services : 0.30%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±<	4.50	10-19-2023	380,250	382,033

Real Estate : 0.05%

Real Estate Management & Development : 0.05%
Capital Automotive LP (1 Month LIBOR +6.00%) ±‡	7.35	3-24-2025	64,449	66,060

Utilities : 0.04%

Independent Power & Renewable Electricity Producers : 0.04%
Vistra Energy Corporation (1 Month LIBOR +2.75%) ±	4.03	12-31-2046	49,625	49,910

Total Loans (Cost $1,762,417)				1,768,995

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Dividend yield		Shares	Value
Preferred Stocks : 13.13%

Telecommunication Services : 2.06%

Diversified Telecommunication Services : 2.06%
AT&T Incorporated	5.35%		100,000	$2,630,000

Utilities : 11.07%

Electric Utilities : 7.07%
Alabama Power Company	5.00		140,000	3,731,000
Georgia Power Company	5.00		50,000	1,265,000
NSTAR Electric Company	4.78		8,830	909,490
Southern Company	5.25		61,000	1,526,220
The Connecticut Light & Power Company	5.28		12,000	622,800
Union Electric Company	4.56		10,000	976,500
				9,031,010

Multi-Utilities : 4.00%
DTE Energy Company	5.38		200,000	5,118,000

Total Preferred Stocks (Cost $16,441,747)				16,779,010

		Expiration date
Rights : 0.01%

Utilities : 0.01%

Independent Power & Renewable Electricity Producers : 0.01%
Vistra Energy Corporation †		12-31-2046	23,978	17,984

Total Rights (Cost $26,376)				17,984

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.65%

Energy : 0.78%

Energy Equipment & Services : 0.17%
Ensco plc	5.75	10-1-2044	$330,000	217,800

Oil, Gas & Consumable Fuels : 0.61%
Baytex Energy Corporation 144A	5.13	6-1-2021	175,000	167,125
Baytex Energy Corporation 144A	5.63	6-1-2024	75,000	70,500
Griffin Coal Mining Company Limited 144A‡(a)†	9.50	12-1-2016	93,118	372
Teekay Corporation	8.50	1-15-2020	535,000	537,675
				775,672

Financials : 0.17%

Banks : 0.11%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	100,000	104,000
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,863
				134,863

Diversified Financial Services : 0.06%
Sensata Technologies BV 144A	6.25	2-15-2026	74,000	80,475

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Health Care : 0.69%

Pharmaceuticals : 0.69%
Valeant Pharmaceuticals International Incorporated 144A		5.50%	3-1-2023	$200,000	$171,250
Valeant Pharmaceuticals International Incorporated 144A		5.50	11-1-2025	50,000	50,500
Valeant Pharmaceuticals International Incorporated 144A		5.63	12-1-2021	50,000	46,563
Valeant Pharmaceuticals International Incorporated 144A		5.88	5-15-2023	180,000	157,275
Valeant Pharmaceuticals International Incorporated 144A		6.13	4-15-2025	235,000	201,513
Valeant Pharmaceuticals International Incorporated 144A		6.38	10-15-2020	62,000	62,000
Valeant Pharmaceuticals International Incorporated 144A		6.50	3-15-2022	25,000	26,250
Valeant Pharmaceuticals International Incorporated 144A		6.75	8-15-2021	25,000	24,375
Valeant Pharmaceuticals International Incorporated 144A		7.00	3-15-2024	50,000	53,563
Valeant Pharmaceuticals International Incorporated 144A		7.50	7-15-2021	94,000	93,060
					886,349

Industrials : 0.49%

Commercial Services & Supplies : 0.43%
GFL Environmental Incorporated 144A		5.63	5-1-2022	50,000	51,500
GFL Environmental Incorporated 144A		9.88	2-1-2021	50,000	53,063
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	425,000	444,125
					548,688

Machinery : 0.02%
Sensata Technologies BV 144A		5.00	10-1-2025	20,000	21,350

Professional Services : 0.04%
IHS Markit Limited 144A		4.75	2-15-2025	50,000	52,965

Materials : 0.06%

Containers & Packaging : 0.04%
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	50,000	54,750

Metals & Mining : 0.02%
Novelis Corporation 144A		6.25	8-15-2024	25,000	26,375

Telecommunication Services : 0.46%

Diversified Telecommunication Services : 0.46%
Intelsat Jackson Holdings SA		5.50	8-1-2023	545,000	446,219
Intelsat Luxembourg SA		7.75	6-1-2021	185,000	109,150
Virgin Media Finance plc 144A		6.38	4-15-2023	25,000	25,906
					581,275

Total Yankee Corporate Bonds and Notes (Cost $3,561,473)					3,380,562

		Yield		Shares
Short-Term Investments : 5.19%

Investment Companies : 5.19%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.00		6,630,720	6,630,720

Total Short-Term Investments (Cost $6,630,720)					6,630,720

					Value
Total investments in securities (Cost $121,013,164)	114.90%				$146,787,265
Other assets and liabilities, net	(14.90)				(19,035,109)

Total net assets	100.00%				$127,752,156

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,	Shares	Shares	Shares,	Value,	% of
	beginning of	purchased	sold	end of	end	net
	period			period	of period	assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	31,330,542	19,328,185	44,028,007	6,630,720	$6,630,720	5.19%

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2017, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2017, the Fund had unfunded loan commitments of $258,322.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,030,101	$0	$0	$6,030,101
Energy	16,414	0	0	16,414
Telecommunication services	5,552,799	0	0	5,552,799
Utilities	70,999,175	0	0	70,999,175
Corporate bonds and notes	0	35,611,505	0	35,611,505
Loans	0	997,932	771,063	1,768,995
Preferred stocks
Telecommunication services	2,630,000	0	0	2,630,000
Utilities	11,640,220	2,508,790	0	14,149,010
Rights
Utilities	0	17,984	0	17,984
Yankee corporate bonds and notes	0	3,380,190	372	3,380,562
Short-term investments
Investment companies	6,630,720	0	0	6,630,720

Total assets	$103,499,429	$42,516,401	$771,435	$146,787,265

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund had no material transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: January 25, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: January 25, 2018